SHARE-BASED PAYMENTS - Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Payment Arrangements [Abstract]
Common share price (in dollars per share)	$ 37.24	$ 21.48
Exercise price (in dollars per share)	$ 36.79	$ 20.65
Dividend yield (in percent)	0.64%	2.01%
Expected volatility (in percent)	40.51%	35.22%
Risk free interest rate (in percent)	0.76%	0.36%
Expected stock option life (in years)	4 years	4 years